Selling and marketing expenses (Tables)	12 Months Ended
Jun. 30, 2025
Selling And Marketing Expenses
Schedule of Selling and Marketing expenses
	Year Ended June 30,
	2025	2024	2023
Professional fees	37,803	327,309	-
Advertising and marketing expenses	327,772	85,227	-
Bad debts	7,132	-	-
Total selling and marketing expenses	327,707	412,536	-